Income Taxes - Reconciliation of Federal Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Examination, Penalties and Interest Expense	$ 2,000		$ (500)
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Statutory federal corporate tax rate	35.00%	35.00%	35.00%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(0.50%)	(0.50%)	(0.80%)
Bank owned life insurance	(1.80%)	(1.40%)	(1.60%)
Effective Income Tax Rate Reconciliation, Investment in Qualified Affordable Housing, Percent	(1.90%)	(1.60%)	(1.70%)
Investments in qualified affordable housing projects, net of tax benefits	(0.90%)	(0.00%)	(0.00%)
Effective Income Tax Rate Reconciliation, Deduction, Employee Stock Ownership Plan Dividend, Percent	(1.00%)	(1.00%)	(1.10%)
Other	(0.20%)	(0.20%)	(0.10%)
Effective tax rate	28.70%	30.30%	29.70%